Securities, Realized Gains (Losses) and Proceeds from Sales of Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures [Abstract]
Gross realized losses from sales of investment securities	$ (8,993)	$ (1,670)
Total proceeds from sales of investment securities	$ 353,231	$ 131,403